Financial Assets and Liabilities - Summary of Impact of Hedged Items on Consolidated Statements of Financial Position (Detail) - Interest rate risk [member] - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (4,546)	₱ (3,288)
Cost of hedging reserve	75	75
Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(1,599)	(1,182)
Cost of hedging reserve	3	3
US$300M Notes 2031 [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(4,546)	(3,288)
Cost of hedging reserve	75	75
US$140M PNB [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(1,599)	(1,182)
Cost of hedging reserve	₱ 3	₱ 3